TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.6%
	FEDERAL HOME LOAN MORTGAGE CORP. — 16.7%(a)
55,462	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$ 57,133
495,202	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	473,324
292,680	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	279,751
96,549	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	95,088
1,004,045	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2 A2		3.7990	12/25/25	996,315
647,537	Freddie Mac Multifamily Structured Pass Through Series KF60 A A (b)	SOFR30A + 0.604%	5.9510	02/25/26	648,341
1,399,415	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2 A2		3.7000	09/25/26	1,384,962
842,053	Freddie Mac Multifamily Structured Pass Through Series KF72 A A (b)	SOFR30A + 0.614%	5.9610	11/25/26	841,615
952,849	Freddie Mac Multifamily Structured Pass Through Series KF77 AL AL (b)	SOFR30A + 0.814%	6.1610	02/25/27	956,098
559,199	Freddie Mac Multifamily Structured Pass Through Series KF82 AS AS (b)	SOFR30A + 0.420%	5.7670	06/25/30	557,709
838,798	Freddie Mac Multifamily Structured Pass Through Series KF82 AL AL (b)	SOFR30A + 0.484%	5.8310	06/25/30	839,569
605,765	Freddie Mac Multifamily Structured Pass Through Series KF80 AS AS (b)	SOFR30A + 0.510%	5.8570	06/25/30	605,910
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,553,962
112,838	Freddie Mac Multifamily Structured Pass Through Series Q008 A A (b)	SOFR30A + 0.504%	5.8510	10/25/45	112,672
1,286,663	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1 (c)		1.2410	05/25/51	1,231,964
154,851	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	7.3450	08/01/33	159,750
46,898	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.225%	6.3500	11/01/33	48,364
70,226	Freddie Mac Non Gold Pool Series 1B2025(b)	RFUCCT1Y + 1.862%	6.7170	06/01/34	72,721
61,226	Freddie Mac Non Gold Pool Series 1Q0160(b)	RFUCCT1Y + 1.765%	7.3130	09/01/35	62,998
93,197	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	7.1110	05/01/36	96,714
263,947	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.249%	6.8850	03/01/37	274,891
19,686	Freddie Mac Non Gold Pool Series 848565(b)	RFUCCT1Y + 1.750%	6.0970	12/01/37	19,969
35,817	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.207%	6.4930	09/01/38	36,808
681,867	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.248%	7.2190	09/01/38	702,844
18,312	Freddie Mac Non Gold Pool Series 1Q0647(b)	RFUCCT1Y + 1.776%	6.9710	11/01/38	18,545
49,085	Freddie Mac Non Gold Pool Series 1Q1302(b)	RFUCCT1Y + 1.713%	7.3440	11/01/38	49,902
127,503	Freddie Mac Non Gold Pool Series 849046(b)	RFUCCT1Y + 1.894%	7.2680	09/01/41	129,591
356,051	Freddie Mac Pool Series SB8031		2.5000	02/01/35	337,091
162	Freddie Mac REMICS Series 2903 Z(d)		5.0000	12/15/24	157
4,013	Freddie Mac REMICS Series 3104 DH(d)		5.0000	01/15/26	3,881
24,605	Freddie Mac REMICS Series 2102 PE(d)		6.5000	12/15/28	24,491

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.6% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 16.7%(a) (Continued)
17,206	Freddie Mac REMICS Series 2131 ZB (d)		6.0000	03/15/29	$ 16,763
9,133	Freddie Mac REMICS Series 2412 OF (b),(d)	SOFR30A + 1.064%	6.4070	12/15/31	8,960
4,661	Freddie Mac REMICS Series 2450 FW (b),(d)	SOFR30A + 0.614%	5.9570	03/15/32	4,512
18,004	Freddie Mac REMICS Series 2448 FV (b),(d)	SOFR30A + 1.114%	6.4570	03/15/32	17,627
26,945	Freddie Mac REMICS Series 2581 FD (b),(d)	SOFR30A + 0.864%	6.2070	12/15/32	26,211
9,621	Freddie Mac REMICS Series 2557 WF (b),(d)	SOFR30A + 0.514%	5.8570	01/15/33	9,289
24,424	Freddie Mac REMICS Series 2768 PW (d)		4.2500	03/15/34	23,648
132,938	Freddie Mac REMICS Series 2978 JG (d)		5.5000	05/15/35	137,832
204,477	Freddie Mac REMICS Series 3036 NE (d)		5.0000	09/15/35	208,932
99,099	Freddie Mac REMICS Series 3620 AT (c),(d)		4.0510	12/15/36	98,423
110,568	Freddie Mac REMICS Series 3412 AY (d)		5.5000	02/15/38	115,935
98,316	Freddie Mac REMICS Series 3561 W (c),(d)		2.5610	06/15/48	92,656
					14,433,918
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 23.7%(a)
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	2,019,413
11,235	Fannie Mae Pool Series 684842(b)	H15T1Y + 2.438%	5.2750	01/01/30	11,153
16,758	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	7.1400	05/01/32	17,129
92,270	Fannie Mae Pool Series 555375		6.0000	04/01/33	95,917
42,205	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.212%	7.0870	04/01/33	43,229
34,202	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	7.4120	06/01/33	35,424
18,854	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.167%	5.2910	07/01/33	19,072
14,314	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.440%	7.5650	08/01/33	14,852
278,207	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.182%	7.0340	11/01/33	288,110
6,922	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	6.3630	04/01/34	6,916
18,457	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.195%	6.6420	04/01/34	18,926
255,087	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.218%	6.9360	10/01/34	265,810
38,134	Fannie Mae Pool Series 813844(b)	RFUCCT6M + 1.552%	7.2940	01/01/35	38,794
12,617	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.196%	6.9910	05/01/35	12,993
40,880	Fannie Mae Pool Series 735667		5.0000	07/01/35	41,922
94,596	Fannie Mae Pool Series 889822(b)	RFUCCT1Y + 1.555%	6.4950	07/01/35	97,208
17,452	Fannie Mae Pool Series 995269(b)	RFUCCT6M + 1.543%	7.2150	07/01/35	17,746
50,855	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	7.3480	07/01/35	52,721

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 23.7%(a) (Continued)
70,158	Fannie Mae Pool Series 838948(b)	RFUCCT6M + 1.510%	7.2390	08/01/35	$ 71,028
7,346	Fannie Mae Pool Series 844532(b)	12MTA + 1.717%	6.8950	11/01/35	7,512
167,582	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	6.3100	01/01/36	172,945
30,191	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	6.3930	01/01/36	31,039
106,417	Fannie Mae Pool Series 846749(b)	RFUCCT6M + 2.428%	7.6780	01/01/36	107,473
64,631	Fannie Mae Pool Series 880373(b)	RFUCCT1Y + 1.540%	5.7980	02/01/36	66,795
9,404	Fannie Mae Pool Series 880366(b)	RFUCCT6M + 1.430%	7.0750	02/01/36	9,457
111,219	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	7.2410	08/01/36	116,215
17,629	Fannie Mae Pool Series 886376(b)	12MTA + 2.358%	7.5160	08/01/36	18,194
965	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	7.2700	09/01/36	994
10,358	Fannie Mae Pool Series 995949(b)	12MTA + 2.381%	7.5180	09/01/36	10,726
132,390	Fannie Mae Pool Series 900197(b)	RFUCCT1Y + 2.075%	6.3250	10/01/36	135,917
35,113	Fannie Mae Pool Series 995008(b)	12MTA + 2.192%	7.3170	10/01/36	36,375
39,191	Fannie Mae Pool Series AE0870(b)	RFUCCT1Y + 1.670%	6.8110	11/01/36	40,009
143,232	Fannie Mae Pool Series 889819(b)	RFUCCT1Y + 1.549%	6.6310	04/01/37	147,882
17,609	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	7.3950	06/01/37	18,262
58,257	Fannie Mae Pool Series AB5688		3.5000	07/01/37	55,534
33,440	Fannie Mae Pool Series AL0920		5.0000	07/01/37	34,292
1,272	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,287
30,623	Fannie Mae Pool Series 888628(b)	RFUCCT1Y + 1.829%	6.7270	07/01/37	30,932
72,323	Fannie Mae Pool Series AD0959(b)	RFUCCT6M + 2.061%	7.0530	07/01/37	74,064
120,066	Fannie Mae Pool Series AL1288(b)	RFUCCT1Y + 1.584%	7.2820	09/01/37	122,690
7,824	Fannie Mae Pool Series AL0883(b)	RFUCCT1Y + 1.415%	5.6470	01/01/38	7,880
68,678	Fannie Mae Pool Series 964760(b)	RFUCCT1Y + 1.616%	7.4520	08/01/38	69,558
3,664	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.249%	7.1850	08/01/39	3,7 57
40,659	Fannie Mae Pool Series AC2472		5.0000	06/01/40	41,575
1,607,507	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.169%	6.9490	12/01/40	1,672,625
5,341	Fannie Mae Pool Series AL2559(b)	RFUCCT1Y + 1.809%	6.9390	07/01/41	5,442

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 23.7%(a) (Continued)
265,903	Fannie Mae Pool Series AJ0875(b)	RFUCCT1Y + 1.800%	6.0500	10/01/41	$ 275,748
349,458	Fannie Mae Pool Series AO4163		3.5000	06/01/42	333,093
208,255	Fannie Mae Pool Series AB5519		3.5000	07/01/42	198,504
1,888,579	Fannie Mae Pool Series AO8169		3.5000	09/01/42	1,800,117
272,084	Fannie Mae Pool Series AB7016		4.0000	11/01/42	267,594
505,990	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	482,291
325,310	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	304,001
368,963	Fannie Mae Pool Series MA1404		3.5000	04/01/43	351,675
105,499	Fannie Mae Pool Series AB9096		4.0000	04/01/43	103,788
21,053	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	6.3630	09/01/44	21,316
206,635	Fannie Mae Pool Series MA3536		4.0000	12/01/48	200,928
2,930,942	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,435,009
2,798,828	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,320,206
-	Fannie Mae REMICS Series 1999-57 FC (b),(d)	SOFR30A + 0.364%	5.7060	11/17/29	-
38,205	Fannie Mae REMICS Series 2000-45 FD (b),(d)	SOFR30A + 0.664%	6.0060	12/18/30	37,066
26,205	Fannie Mae REMICS Series 2000-45 FG (b),(d)	SOFR30A + 0.664%	6.0060	12/18/30	25,423
27,592	Fannie Mae REMICS Series 2002-30 FB (b),(d)	SOFR30A + 1.114%	6.3950	08/25/31	26,978
14,686	Fannie Mae REMICS Series 2002-16 VF (b),(d)	SOFR30A + 0.664%	5.9450	04/25/32	13,969
5,976	Fannie Mae REMICS Series 2002-71 AP (d)		5.0000	11/25/32	5,751
1,531	Fannie Mae REMICS Series 2003-35 FG (b),(d)	SOFR30A + 0.414%	5.6950	05/25/33	1,477
21,719	Fannie Mae REMICS Series 2005-29 WQ (d)		5.5000	04/25/35	22,542
68,983	Fannie Mae REMICS Series 2009-50 PT (c),(d)		5.6660	05/25/37	69,737
60,210	Fannie Mae REMICS Series 2008-86 LA (c),(d)		3.5200	08/25/38	59,265
267,070	Fannie Mae REMICS Series 2010-60 HB(d)		5.0000	06/25/40	272,202
81,312	Fannie Mae REMICS Series 2013-63 YF (b),(d)	SOFR30A + 1.114%	5.0000	06/25/43	73,632
1,182,873	Fannie Mae REMICS Series 2020-35 FA (b),(d)	SOFR30A + 0.614%	5.9660	06/25/50	1,166,008
1,439,768	Fannie Mae-Aces Series 2017-M3 A2 (c)		2.5470	12/25/26	1,394,826
2,176,910	Fannie Mae-Aces Series 2017-M14 A2 (c)		2.9050	11/25/27	2,102,929
					20,573,869
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 11.2%
19,044	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	6.5000	06/20/58	19,160
1,154	Ginnie Mae II Pool Series 751387(c)		4.7420	01/20/61	1,146
14,134	Ginnie Mae II Pool Series 710065(c)		4.8100	02/20/61	14,059

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 11.2% (Continued)
7,305	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.885%	5.9780	10/20/61	$ 7,313
1,333	Ginnie Mae II Pool Series 773437(c)		4.4850	02/20/62	1,313
2,952	Ginnie Mae II Pool Series 759745(c)		4.8150	05/20/62	2,938
108,343	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 0.896%	5.9980	06/20/62	108,435
175,528	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.684%	5.7830	07/20/62	175,235
1,258	Ginnie Mae II Pool Series 766556(c)		4.7550	08/20/62	1,247
6,684	Ginnie Mae II Pool Series 777432(c)		4.5990	10/20/62	6,625
85,896	Ginnie Mae II Pool Series 899072(b)	RFUCCT1M + 2.086%	7.5350	10/20/62	88,105
4,008	Ginnie Mae II Pool Series 765229(c)		4.5530	11/20/62	3,923
389,349	Ginnie Mae II Pool Series 899633(b)	RFUCCT1M + 1.848%	7.3110	01/20/63	398,770
69,295	Ginnie Mae II Pool Series 898433(b)	RFUCCT1M + 2.160%	7.6200	01/20/63	70,572
255,372	Ginnie Mae II Pool Series 899650(b)	RFUCCT1M + 1.890%	7.3410	02/20/63	260,734
230,597	Ginnie Mae II Pool Series 899765(b)	RFUCCT1M + 1.909%	7.3970	02/20/63	235,104
64,619	Ginnie Mae II Pool Series 898436(b)	RFUCCT1M + 2.131%	7.5960	02/20/63	65,934
128,248	Ginnie Mae II Pool Series 899651(b)	RFUCCT1M + 2.300%	7.7560	02/20/63	130,813
10,961	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	6.2400	08/20/64	11,019
1,282	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.140%	6.2400	09/20/64	1,286
6,964	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.910%	6.0070	10/20/64	6,964
4,308	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.140%	6.2400	03/20/65	4,323
33,489	Government National Mortgage Association Series 2003-72 Z (c)		5.4220	11/16/45	33,709
407,799	Government National Mortgage Association Series 2014-H12 HZ (c),(d)		4.4990	06/20/64	401,447
639	Government National Mortgage Association Series 2015-H09 HA (d)		1.7500	03/20/65	581
1,968,012	Government National Mortgage Association Series 2018-H16 FA (b),(d)	TSFR1M + 0.534%	5.8870	09/20/68	1,952,722
2,406,160	Government National Mortgage Association Series 2020-H04 FP (b),(d)	TSFR1M + 0.614%	5.9670	06/20/69	2,402,491
3,288,360	Government National Mortgage Association Series 2020-H02 FG (b),(d)	TSFR1M + 0.714%	6.0670	01/20/70	3,288,428
					9,694,396

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $45,671,390)				44,702,183

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 37.1%
4,410,000	United States Treasury Note	5.0000	08/31/25	$ 4,447,561
525,000	United States Treasury Note	4.2500	01/31/26	527,933
495,000	United States Treasury Note	4.5000	03/31/26	500,327
205,000	United States Treasury Note	4.8750	05/31/26	208,780
1,000,000	United States Treasury Note	4.1250	06/15/26	1,006,836
870,000	United States Treasury Note	3.7500	08/31/26	871,257
4,770,000	United States Treasury Note	3.5000	09/30/26	4,756,304
815,000	United States Treasury Note	4.6250	11/15/26	831,236
2,250,000	United States Treasury Note	3.6250	03/31/28	2,253,911
4,090,000	United States Treasury Note	4.1250	07/31/28	4,168,205
2,520,000	United States Treasury Note	4.0000	01/31/29	2,561,787
210,000	United States Treasury Note	4.1250	03/31/29	214,692
165,000	United States Treasury Note	4.2500	06/30/29	169,757
565,000	United States Treasury Note	3.5000	09/30/29	562,992
4,835,000	United States Treasury Note	4.1250	11/15/32	4,970,040
235,000	United States Treasury Note	3.5000	02/15/33	230,750
2,370,000	United States Treasury Note	3.8750	08/15/33	2,387,405
850,000	United States Treasury Note	4.0000	02/15/34	863,879
675,000	United States Treasury Note	3.8750	08/15/34	679,061
	TOTAL U.S. TREASURY NOTES (Cost 31,783,311)			32,212,713
		Yield (%)
	SHORT TERM INVESTMENTS — 10.4%
	AGENCY DISCOUNT NOTES - 3.9%
3,355,000	Federal Home Loan Bank Discount Notes	4.18	10/09/24	3,351,547

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)				Fair Value
	U.S. TREASURY BILLS — 6.5%
1,305,000	United States Treasury Bill	4.64	11/07/24	$ 1,298,730
880,000	United States Treasury Bill	4.54	12/05/24	872,831
3,550,000	United States Treasury Bill	4.44	02/20/25	3,489,356
				5,660,917

	TOTAL SHORT-TERM INVESTMENTS - OTHER (Cost $9,006,007)			9,012,464

	TOTAL INVESTMENTS - 99.1% (Cost $86,460,708)			$ 85,927,360
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			756,034
	NET ASSETS - 100.0%			$ 86,683,394

REMIC	Real Estate Mortgage Investment Conduit
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
RFUCCT1M	RFUCCT1M
RFUCCT1Y	RFUCCT1Y
RFUCCT6M	RFUCCT6M
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on September 30, 2024.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Collateralized mortgage obligation (CMO)